Key Management (Tables)	12 Months Ended
Dec. 31, 2024
Key Management
Schedule of compensation paid or payable to key management for employee services.

	2024	2023
	$	$
Salaries and short-term employee benefits	3,794	5,976
Share-based compensation	4,247	7,120
Cost recoveries from associates	—	(300)
	8,041	12,796